Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 353,628	$ 304,500	$ 292,925
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	99,991	91,727	81,303
Impairment of vessels	0	18,830	3,033
Amounts reclassified to/(from) other comprehensive income	877	214	(1,091)
Amortization of derivative assets' premium	4,586	4,271	1,123
Amortization of deferred financing costs	6,828	5,526	11,233
Amortization of original issue premium of notes	0	0	762
Amortization of intangible liabilities - charter agreements	(5,526)	(8,080)	(41,158)
Fair value adjustment on derivative asset	5,170	5,372	(9,685)
Prepayment fees on debt repayment	870	0	15,197
Stock based compensation expense	8,704	10,189	10,104
Changes in operating assets and liabilities:
Decrease/(increase) in accounts receivable and other assets	4,535	(669)	(26,017)
Increase in inventories	(3,141)	(3,527)	(827)
Increase in derivative assets	(249)	0	(15,370)
Increase/(decrease) in accounts payable and other liabilities	16,244	(5,890)	11,835
Decrease in related parties' balances, net	290	192	2,253
(Decrease)/increase in deferred revenue	(20,153)	(9,306)	21,968
Payments for drydocking and special survey costs	(42,506)	(38,341)	(30,105)
Unrealized foreign exchange (gain)/loss	(2)	0	1
Net cash provided by operating activities	430,146	375,008	327,484
Cash flows from investing activities:
Acquisition of vessels	(205,500)	(123,300)	0
Cash paid for vessel expenditures	(12,840)	(19,586)	(5,460)
Net proceeds from sale of vessels	0	5,940	0
Advances for vessel acquisitions and other additions	(24,154)	(9,587)	(3,772)
Time deposits acquired	(12,150)	(5,450)	(650)
Net cash used in investing activities	(254,644)	(151,983)	(9,882)
Cash flows from financing activities:
Repurchase of 2024 Notes, including premium	0	0	(119,871)
Proceeds from drawdown of credit facilities and sale and leaseback	344,500	76,000	60,000
Proceeds from 2027 Secured Notes	0	0	350,000
Repayment of credit facilities and sale and leaseback	(185,438)	(202,348)	(167,056)
Repayment of refinanced debt, including prepayment fees	(292,010)	0	(276,671)
Deferred financing costs paid	(3,120)	(1,140)	(9,655)
Net proceeds from offering of Class A common shares, net of offering costs	445	0	0
Cancellation of Class A common shares	(4,994)	(21,969)	(20,011)
Proceeds from offering of Series B preferred shares, net of offering costs	0	0	(17)
Class A common shares - dividend paid	(58,438)	(53,249)	(50,497)
Series B Preferred Shares - dividend paid	(9,536)	(9,536)	(9,536)
Net cash used in financing activities	(208,591)	(212,242)	(243,314)
Net (decrease)/increase in cash and cash equivalents and restricted cash	(33,089)	10,783	74,288
Cash and cash equivalents and restricted cash at beginning of the year	280,713	269,930	195,642
Cash and cash equivalents and restricted cash at end of the year	247,624	280,713	269,930
Supplementary Cash Flow Information:
Cash paid for interest	55,421	67,997	51,490
Cash received from interest rate caps	27,027	32,549	9,245
Non-cash investing activities:
Acquisition of intangibles	49,295	0	0
Non-cash financing activities:
Unpaid offering costs	0	0	283
Unrealized (loss)/gain on derivative assets/FX option	$ (16,179)	$ (16,625)	$ 31,221